Investment Securities - Summary of Investment Securities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		¥ 291,702	¥ 318,914
Equity instruments at fair value through other comprehensive income		4,016,819	4,172,892
Debt instruments at fair value through other comprehensive income		16,910,687	13,333,221
Total investment securities		21,219,208	17,825,027
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		260,161	280,246
Debt instruments at fair value through other comprehensive income		8,479,423	5,455,863
Domestic [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		260,161	280,246
Domestic [member] | Debt instruments [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		7,797,320	5,027,695
Domestic [member] | Debt instruments [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		158,316	99,164
Domestic [member] | Debt instruments [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		523,658	328,978
Domestic [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		129	26
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		31,541	38,668
Debt instruments at fair value through other comprehensive income		8,431,264	7,877,358
Foreign [member] | Bonds issued by other governments and official institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	[1]	29,272	36,827
Foreign [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		2,269	1,841
Foreign [member] | Debt instruments [member] | U.S. Treasury and other U.S. government agency bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		3,567,387	4,426,635
Foreign [member] | Debt instruments [member] | Bonds issued by other governments and official institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	[1]	2,629,598	2,121,407
Foreign [member] | Debt instruments [member] | Mortgage- backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		2,055,866	1,043,987
Foreign [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		178,413	285,329
Domestic equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		3,545,024	3,729,120
Foreign equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		¥ 471,795	¥ 443,772

[1]	Excludes U.S. Treasury and other U.S. government agency bonds.